Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,501,000
Previously Paid Amount	0.00
Total Fee Amount	391.59
Total Offset Amount	0.00
Net Fee	391.59
Narrative - Max Aggregate Offering Price	$ 4,501,000
Final Prospectus	true